Notes Payable	3 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Notes Payable

Notes 4 - Notes Payable

Long Term Notes Payable

The Company's long-term notes payable obligations to unrelated parties are as follows at:

	September 30, 2019	June 30, 2019

The Company has a note payable with a bank. Previous terms had maturity set at December 2018 and accrued interest at 2.10% annually. The note agreement was amended and now bears interest at 3.10% and matures on December 31, 2019. The note is guaranteed by a stockholder and collateralized by a certificate of deposit owned by a related party.

	$ 274,900	$ 274,900

Unsecured note payble with a financial instituion that has a maximum borrowing of $150,000 with no expiration. A flat fee is charged on each draw and payments are auto-deducted monthly.

	81,706	-

Capital leases with a related party for delivery vehicles with monthly installments totaling $724 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020. One of the capital leases was paid in full in July 2019 leaving one delivery vehicle capital lease remaining.	4,404	6,053

Total Non-Related Party Notes Payable	361,010	280,953

Current Portion of Non-Related Party Notes Payable	361,010	279,346

Long-term Portion of Non-Related Party Notes Payable	$ -	$ 1,607

Future minimum principal payments on the non-related party long term notes payable are as follows:

Year ending September 30,
2020	$ 361,010

Convertible Notes Payable

September 30, 2019	June 30, 2019

On January 16, 2019, the Company signed a convertible promissory note with an investor. The $382,000 note was issued at a discount of $38,200 and bears interest at 12% per year. The Company issued 92,271 common shares to the investor. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in June 2019. The note matured in July 2019 and was converted to equity.

$ -	$ 382,000

On February 22, 2019, the Company signed a convertible promissory note with an investor. The $200,000 note was issued at a discount of $20,000 and bears interest at 5% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in August 2019. The note was paid in full during the period ending September 30, 2019 by partial conversion to stock and issuance of debt.

-	200,000

On March 28, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $20,000 and bears interest at 10% per year. The Company issued 25,000 common shares to the investor. Two draws of $112,500 and $56,250 were borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in September 2019. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note matures in March 2020. The Company has $56,250 of available borrowings under this note at September 30, 2019.

168,750	168,750

On April 1, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $25,000 and bears interest at 10% per year. The Company issued 25,000 shares to the investor. An initial draw of $100,000 was borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion. The note matures in April 2020. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The Company has $112,500 of available borrowings under this note at September 30, 2019.

112,500	112,500

On April 29, 2019, the Company signed a convertible promissory note with an investor. The $1,325,000 note was issued at a discount of $92,750 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share. The note matures in April 2020. The note has prepayment penalties of 120% of the sum of the outstanding principal, plus accrued interest, plus defaulted interest, plus any additional principal, plus at the holder's option, any amounts owed to the holder pursuant to any other provision of the note.

	1,325,000	1,325,000

On May 28, 2019, the Company signed a convertible promissory note with an investor. The $322,580 note was issued at a discount of $22,580 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share beginning in November 2019. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

	322,580	322,580

On June 18, 2019, the Company signed a convertible promissory note with an investor. The $366,120 note was issued at a discount of $27,120 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.	366,120	366,120

On July 2, 2019, the Company signed a convertible promissory note with an investor. The $165,000 note was issued at a discount of $16,500 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in July 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

	165,000	-

On August 15, 2019, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $15,000 and bears interest at 6% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

	225,000	-

On August 6, 2019, the Company signed a convertible promissory note with an investor. The $220,000 note was issued at a discount of $20,000 and bears interest at 12% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

	220,000	-

On August 29, 2019, the Company signed a convertible promissory note with an investor. The $234,726 note was issued at a discount of $16,376 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.	234,726	-

Total Convertible Notes Payable	3,139,676	2,876,950

Less: Unamortized original issue discounts	857,579	752,126

Current Portion of Convertible Notes Payable	2,282,097	2,124,824

Long-term Portion of Convertible Notes Payable	$ -	$ -

The original issue discount is being amortized over the terms of the convertible notes using the effective interest method. During the three months ended September 30, 2019, the Company amortized $60,268 of debt discounts to interest expense and $228,933 to interest accretion. There was no amortization of debt discounts during the three months ended September 30, 2018.

Convertible notes are subordinate to the bank debt of the Company.

Accrued but unpaid interest on the notes is convertible by the lender into, and payable by the Company in common shares at a price per common share equal to the most recent closing price of the Company’s common shares prior to the delivery to the Company of a request to convert interest, or the due date of interest, as applicable. Interest, when due, is payable either in cash or common shares.

The conversion features meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Warrants

The Company issued common stock and warrants as consideration for the convertible notes. The warrants contain certain anti-dilutive clauses that are accounted for as financial derivatives. The warrants meet the definition of a derivative liability instrument because the exercise price is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15.  As a result, the value of the unexercised warrants are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).. Unexercised warrants of 77,342 are outstanding at September 30, 2019 and June 30, 2019.  All outstanding warrants have an original exercise prices of $4 per share, contain anti-dilution protection clauses, and expire 36 months from issue date. The anti-dilution clause was triggered for outstanding warrants, which now have an exercise price of $1.325 per share. As of September 30, 2019, outstanding warrants expire between March 27, 2022 and April 1, 2022.